Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions
16.	Related party transactions

For the years ended December 31, 2020, 2021 and 2022, the related party transactions are as follows:

	For the Years Ended December 31,
	2020	2021	2022

Transaction amount with related parties
Disposal of motor vehicles	637	—	—
	637	—	—

As of December 31, 2021 and 2022, there are no related party balances.